Employee benefits liabilities - recognized In consolidated income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 175	€ 156	€ 172
Other administration costs	80	82	79
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	8	(14)	92
Items relating to discontinued operations, net defined liability	0	0	0
Total recognized in the Consolidated Income Statement	388	398	509
Pension benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Interest (income) expense	771	969	925
Total recognized in the Consolidated Income Statement	954	1,111
Pension benefits | Interest income
Disclosure of net defined benefit liability (asset) [line items]
Interest (income) expense	(646)	(795)	(759)
Total recognized in the Consolidated Income Statement	(566)	(713)
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	21	20	22
Interest (income) expense	73	96	88
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	0	(1)	0
Total recognized in the Consolidated Income Statement	94	115	110
Health care and life insurance plans | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	94	115
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	7	6	9
Interest (income) expense	7	12	14
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	0	1	0
Items relating to discontinued operations, net defined liability	0	1	0
Total recognized in the Consolidated Income Statement	14	20	€ 23
Other post-employment benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	€ 14	€ 20